SHARE CAPITAL (Details)	3 Months Ended
Mar. 31, 2021 shares $ / shares
Share Capital Abstract
Exercise price | $ / shares	$ .006
Stock options outstanding, beginning	10,000,000
Granted	0
Exercised	0
Cancelled	0
Stock options outstanding, ending	10,000,000